Consolidated Statements of Cash Flows (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Activities:
Net earnings from continuing operations	51,494	20,903
Adjustments and items not affecting cash:
Depreciation of property, plant and equipment	91,978	45,187
Amortization of intangible assets	4,200	4,151
Other amortization	2,891	2,175
Deferred taxes	6,629	(15,105)
Unrealized gain on derivative financial instruments	(6,758)	(3,127)
Share-based compensation	2,000	1,956
Cost of equity funds used for construction purposes	(1,786)	0
Pension and post retirement expense	(302)	2,852
Loss on sale of long lived assets	750	0
Changes in non-cash operating items (note 24)	(47,819)	(3,476)
Changes in non-cash operating items from discontinued operations (note 24)	36	(408)
Cash provided/(used) in discontinued operations (note 20)	(4,388)	7,846
Net Cash Provided by (Used in) Operating Activities, Total	98,925	62,954
Financing Activities:
Cash dividends on common shares	(52,335)	(36,917)
Cash dividends on preferred shares	(5,400)	(769)
Cash distributions to noncontrolling interests	(5,591)	(2,640)
Issuance of common shares	29,983	143,041
Proceeds from subscription receipts	0	61,160
Issuance of preferred shares	0	115,300
Deferred financing costs	(2,240)	(5,435)
Increase in long-term liabilities	950,346	505,542
Decrease in long-term liabilities	(685,472)	(75,432)
Increase in advances in aid of construction	2,299	1,051
Decrease in other long-term liabilities	(1,574)	(860)
Net Cash Provided by (Used in) Financing Activities, Total	230,016	704,041
Investing Activities:
Decrease in restricted cash	1,430	805
Increase in other assets	(3,004)	(2,481)
Distributions received in excess of equity income	727	343
Proceeds from sale of discontinued operations	24,968	0
Receipt of principal on notes receivable	109	1,894
Additions to property, plant and equipment	(158,377)	(75,692)
Additions to intangibles	0	(2,237)
Acquisitions of operating entities	(239,014)	(669,905)
Acquisition of noncontrolling interest	0	(38,756)
Proceeds from sale of long lived assets	3,408	204
Net Cash Provided by (Used in) Investing Activities, Total	(369,753)	(785,825)
Effect of exchange rate differences on cash	1,529	(935)
Decrease in cash and cash equivalents	(39,283)	(19,765)
Cash and cash equivalents, beginning of the period	53,122	72,887
Cash and cash equivalents, end of the period	13,839	53,122
Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense	44,185	28,635
Cash paid during the period for income taxes	1,107	252
Non-cash transactions
Property, plant and equipment acquisitions in accruals	10,829	10,495